Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2026	Mar. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.00052083	$ 0.00052083
Ordinary shares, shares authorized (in Shares)	96,000,000	96,000,000
Ordinary shares, shares issued (in Shares)	19,200,000	19,200,000
Ordinary shares, shares outstanding (in Shares)	19,200,000	19,200,000